Intangible Assets	12 Months Ended
Dec. 31, 2025
Text block [abstract]
Intangible Assets
16.	Intangible Assets

(1)	Intangible assets as of December 31, 2025 and 2024 are as follows:

(In millions of won)	December 31, 2025
	Acquisition cost		Accumulated amortization	Accumulated impairment	Carrying amount
Frequency usage rights(*1)	₩	3,564,907	(2,900,421)	—	664,486
Land usage rights		41,193	(40,944)	—	249
Industrial rights		57,239	(37,669)	—	19,570
Development costs		1,914	(1,906)	—	8
Facility usage rights		162,391	(150,671)	—	11,720
Customer relations		501,103	(282,009)	—	219,094
Club memberships(*2)		91,787	—	(14,326)	77,461
Other(*3)		4,520,167	(3,795,530)	(6,605)	718,032

	₩	8,940,701	(7,209,150)	(20,931)	1,710,620

(In millions of won)	December 31, 2024
	Acquisition cost		Accumulated amortization	Accumulated impairment	Carrying amount
Frequency usage rights(*1)	₩	3,564,907	(2,429,361)	—	1,135,546
Land usage rights		54,341	(54,032)	—	309
Industrial rights		98,265	(33,092)	(45,000)	20,173
Development costs		2,960	(2,933)	—	27
Facility usage rights		161,561	(148,247)	—	13,314
Customer relations		505,062	(258,943)	—	246,119
Club memberships(*2)		93,266	—	(14,648)	78,618
Other(*3)		5,029,153	(4,284,644)	(43,744)	700,765

	₩	9,509,515	(7,211,252)	(103,392)	2,194,871

(*1)
The Parent Company was reassigned 800 MHz, 1.8 GHz and 2.1 GHz band of frequency licenses from the Ministry of Science and Information and Communication Technology (“ICT”) in exchange for ₩227,200 million, ₩547,800 million and ₩411,700 million, respectively, for the year ended December 31, 2021. The band of frequency was assigned to the Parent Company at the date of initial lump sum payment for the year ended December 31, 2021 and the annual payments in installment for the remaining balances are made in the next five years starting from the date of initial lump sum payment.

(*2)	Club memberships are classified as intangible assets with indefinite useful lives and are not amortized.
(*3)	Other intangible assets primarily consist of computer software and others.
(2)	Changes in intangible assets for the years ended December 31, 2025 and 2024 are as follows:

(In millions of won)
	2025
	Beginning balance		Acquisition	Disposal	Transfer (*2)	Amortization	Impairment (*1)	Other changes(*3)	Ending balance
Frequency usage rights	₩	1,135,546	—	—	—	(471,060)	—	—	664,486
Land usage rights		309	96	—	—	(156)	—	—	249
Industrial rights		20,173	3,976	—	—	(4,579)	—	—	19,570
Development costs		27	—	—	—	(19)	—	—	8
Facility usage rights		13,314	848	(2)	381	(2,821)	—	—	11,720
Customer relations		246,119	—	—	—	(27,025)	—	—	219,094
Club memberships		78,618	6,580	(3,900)	(2,542)	—	(1,295)	—	77,461
Other		700,765	105,212	(1,861)	212,122	(297,569)	(639)	2	718,032

	₩	2,194,871	116,712	(5,763)	209,961	(803,229)	(1,934)	2	1,710,620

(*1)	The Group recognized the difference between recoverable amount and the carrying amount of intangible assets amounting to ₩1,934 million as impairment loss for the year ended December 31, 2025.
(*2)
The Group decided to dispose of the shares of SK stoa Co., Ltd. and Media S Co., Ltd., the consolidated subsidiaries, and reclassified the intangible assets amounting to ₩17,795 million of SK stoa Co., Ltd. and Media S Co., Ltd., as assets held for sale. (See note 39)

(*3)	Other changes consist of increases in assets arising from business combinations under common control. (See note 40)

(In millions of won)
	2024
	Beginning balance		Acquisition	Disposal	Transfer (*2)	Amortization	Impairment (*1)	Changes in consolidation scope	Ending balance
Frequency usage rights	₩	1,606,606	—	—	—	(471,060)	—	—	1,135,546
Land usage rights		587	69	(5)	—	(342)	—	—	309
Industrial rights		46,154	6,578	(241)	(1)	(4,962)	(27,340)	(15)	20,173
Development costs		49	—	—	—	(22)	—	—	27
Facility usage rights		14,313	1,477	(3)	618	(3,091)	—	—	13,314
Customer relations		273,150	—	—	—	(27,031)	—	—	246,119
Club memberships		97,186	3,700	(20,065)	(1,727)	—	(476)	—	78,618
Other		823,092	61,598	(1,596)	209,702	(336,870)	(54,927)	(234)	700,765

	₩	2,861,137	73,422	(21,910)	208,592	(843,378)	(82,743)	(249)	2,194,871

(*1)	The Group recognized the difference between recoverable amount and the carrying amount of intangible assets amounting to ₩82,743 million as impairment loss for the year ended December 31, 2024.

(*2)
The Group decided to dispose of the shares of NATE Communications Corporation (formerly, SK Communications Co., Ltd.) and SK m&service Co., Ltd., the consolidated subsidiaries, and reclassified the intangible assets amounting to ₩5,655 million of NATE Communications Corporation (formerly, SK Communications Co., Ltd.) and SK m&service Co., Ltd. as assets held for sale. (See note 39)

(3)	Research and development expenditures recognized as expense for the years ended December 31, 2025, 2024 and 2023 are as follows:

(In millions of won)
	2025		2024	2023
Research and development costs expensed as incurred	₩	339,507	378,079	369,507

(4)	Details of frequency usage rights as of December 31, 2025 are as follows:

(In millions of won)
	Amount		Description	Commencement of amortization	Completion of amortization
800MHz license	₩	21,958	LTE service	Jul. 2021	Jun. 2026
1.8GHz license		96,968	LTE service	Dec. 2021	Dec. 2026
2.6GHz license		121,410	LTE service	Sep. 2016	Dec. 2026
2.1GHz license		72,876	W-CDMA and LTE service	Dec. 2021	Dec. 2026
3.5GHz license		351,274	5G service	Apr. 2019	Nov. 2028

	₩	664,486